Property and Equipment, Net	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net as of June 30, 2024 and March 31, 2024 consisted of the following:

	As of June 30, 2024	As of March 31, 2024
Computer software and hardware	$855	$849
Machinery and equipment	784	807
Leasehold improvements	1,331	1,357
Furniture and fixtures	842	871
Vehicles	68	70
Demonstration units	241	222
Property and equipment	4,121	4,176
Less: accumulated depreciation	(3,457)	(3,646)
Property and equipment, net	$664	$530

Depreciation expense totaled $91 and $79 for the three months ended June 30, 2024 and 2023, respectively.

7. Property and Equipment, Net

Property and equipment, net as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Computer software and hardware	$849	$802
Machinery and equipment	807	661
Leasehold improvements	1,357	1,249
Furniture and fixtures	871	818
Vehicles	70	55
Demonstration units	222	466
Property and equipment	4,176	4,051
Less: accumulated depreciation	(3,646)	(3,309)
Property and equipment, net	$530	$742

Depreciation expense totaled $302 and $66 for the years ended March 31, 2024 and 2023, respectively.